DETAILS OF CURRENT LIABILITIES (Schedule of Trade Payables) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Open accounts | ₪			₪ 12,446	₪ 13,401
Checks payables | ₪			354	1,431
Total Trade payables | ₪			₪ 12,800	₪ 14,832
US Dollars [Member]
Disclosure of offsetting of financial liabilities [line items]
Open accounts | $		$ 3,590
Checks payables | $		102
Total Trade payables | $	[1]	$ 3,692

[1]	Convenience Translation into US Dollars.